SHAREHOLDERS' EQUITY (Information About Share Options Outstanding) (Details)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number Outstanding | shares	797,279
Weighted Average Exercise Price, Outstanding	$ 22.29
Number Exercisable, Exercisable | shares	462,094
Weighted Average Exercise Price, Exercisable	$ 17.74
10.08-20.00 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices, minimum	10.08
Exercise Prices, maximum	$ 20.00
Number Outstanding | shares	272,552
Weighted Average Remaining Contractual Life (in years), Outstanding	1 year 11 months 8 days
Weighted Average Exercise Price, Outstanding	$ 11.49
Number Exercisable, Exercisable | shares	271,718
Weighted Average Exercise Price, Exercisable	$ 11.48
20.01-35.00 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices, minimum	20.01
Exercise Prices, maximum	$ 35.00
Number Outstanding | shares	486,726
Weighted Average Remaining Contractual Life (in years), Outstanding	4 years 6 months 18 days
Weighted Average Exercise Price, Outstanding	$ 26.39
Number Exercisable, Exercisable | shares	190,376
Weighted Average Exercise Price, Exercisable	$ 26.66
35.01-50.00 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices, minimum	35.01
Exercise Prices, maximum	$ 50.00
Number Outstanding | shares	32,270
Weighted Average Remaining Contractual Life (in years), Outstanding	6 years 5 months 4 days
Weighted Average Exercise Price, Outstanding	$ 45.92
Number Exercisable, Exercisable | shares
Weighted Average Exercise Price, Exercisable
50.01-60.91 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices, minimum	50.01
Exercise Prices, maximum	$ 60.91
Number Outstanding | shares	5,731
Weighted Average Remaining Contractual Life (in years), Outstanding	6 years 7 months 24 days
Weighted Average Exercise Price, Outstanding	$ 55.23
Number Exercisable, Exercisable | shares
Weighted Average Exercise Price, Exercisable